Reinsurance and Retrocessional Reinsurance - Written and Earned Premiums and Loss and Loss Adjustment Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Written premiums
Direct	$ 2,937.6	$ 2,928.1	$ 2,489.2
Assumed	1,780.0	1,475.0	1,089.8
Gross premiums written	4,717.6	4,403.1	3,579.0
Ceded	(1,709.0)	(2,008.5)	(1,442.4)
Net premiums written	3,008.6	2,394.6	2,136.6
Premiums earned
Direct	2,528.4	2,633.2	1,992.8
Assumed	1,455.1	1,272.5	1,044.5
Gross premiums earned	3,983.5	3,905.7	3,037.3
Ceded	(1,689.8)	(1,647.6)	(1,204.7)
Net premiums earned	2,293.7	2,258.1	1,832.6
Losses and loss adjustment expense
Direct	1,489.2	1,465.6	870.2
Assumed	767.0	320.9	343.9
Losses and loss adjustment expense incurred	2,256.2	1,786.5	1,214.1
Ceded	(1,166.4)	(630.7)	(515.3)
Losses and loss adjustment expense incurred, net	$ 1,089.8	$ 1,155.8	$ 698.8